Measurement of financial assets and liabilities - Offsetting assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	$ 3,244	$ 5,436
Financial assets, financial instruments not offset in the consolidated statement of financial position	(106)	(150)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(267)	(1,529)
Financial assets, securities collateral not offset in the consolidated statement of financial position	(2,868)	(3,615)
Net amount of financial assets	3	142
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,869)	(938)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	106	138
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	555	39
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	1,155	730
Net amount of financial liabilities	(53)	(31)
Derivative liabilities
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(1,597)	(225)
Financial liabilities, financial instruments not offset in the consolidated statement of financial position	106	138
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	512	57
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	927
Net amount of financial liabilities	(52)	(30)
Securities lending and repurchase agreements
Financial liabilities:
Financial liabilities, gross amount included in the consolidated statement of financial position	(272)	(713)
Financial liabilities, cash collateral not offset in the consolidated statement of financial position	43	(18)
Financial liabilities, securities collateral not offset in the consolidated statement of financial position	228	730
Net amount of financial liabilities	(1)	(1)
Derivative assets
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	376	1,820
Financial assets, financial instruments not offset in the consolidated statement of financial position	(106)	(138)
Financial assets, cash collateral not offset in the consolidated statement of financial position	(267)	(1,529)
Financial assets, securities collateral not offset in the consolidated statement of financial position		(11)
Net amount of financial assets	3	142
Reverse repurchase agreements
Financial assets:
Financial assets, gross amount included in the consolidated statement of financial position	2,868	3,616
Financial assets, financial instruments not offset in the consolidated statement of financial position		(12)
Financial assets, securities collateral not offset in the consolidated statement of financial position	$ (2,868)	$ (3,604)